Financial Risk management - Exposure to foreign exchange risk (Details) € in Thousands, $ in Millions			1 Months Ended			2 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) contract	Jul. 15, 2020 USD ($)	Sep. 30, 2020 item	Jul. 31, 2020 USD ($)	Feb. 29, 2020 EUR (€)	Oct. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($) contract	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross proceeds from initial public offering		$ 107.7		$ 107.7	€ 14,700	€ 8,900
Short-term deposits | €								€ 12,001	€ 14,004	€ 41,767
Number Of Derivative Contracts Completed	3		2
Notional amount	$ 60.0						$ 60.0
Number of forward contracts that had change in fair value. | contract							2
Change in fair value of future currency contracts	$ 60.0						$ 60.0
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term of the short-term deposits	6 months
Short-term deposits	$ 9.0						$ 9.0	€ 2,800